Discontinued Operations (Details) - CNY (¥) ¥ in Thousands	Sep. 02, 2022	Jul. 25, 2022	Apr. 17, 2022	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021
Discontinued Operations (Details) [Line Items]
Sale transaction			¥ 50,500
Total assets				¥ 712,479		¥ 820,669
Total liabilities				¥ 481,815		¥ 590,305
Gain on disposal					¥ 2,597
Beijing Hengyue Education Technology Co., Ltd. [Member]
Discontinued Operations (Details) [Line Items]
Ownership percentage			100.00%
Beijing Tomorrow Future Plus Education Technology Co., Ltd. [Member]
Discontinued Operations (Details) [Line Items]
Ownership percentage	82.44%
Beijing Hengyue [Member]
Discontinued Operations (Details) [Line Items]
Total assets					120,481
Total liabilities					¥ 68,657
Beijing Tomorrow Future Plus Education Technology Co., Ltd. [Member]
Discontinued Operations (Details) [Line Items]
Sale transaction	¥ 76,500
Total assets	70,995
Total liabilities	2,246
Gain on disposal	¥ 7,696
Long-Spring Education Holding Group Co., Ltd [Member]
Discontinued Operations (Details) [Line Items]
Sale transaction		¥ 3,000
Total assets		5,569
Total liabilities		5,748
Gain on disposal		¥ 2,186
Ownership percentage rate		100.00%